DISCONTINUED OPERATIONS - Assets and liabilities of discontinued operations (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets for discontinued operations
Current assets of discontinued operations		$ 13,813
Current liabilities for discontinued operations
Current liabilities of discontinued operations		$ (27,605)
Held for sale | Mining pool operation
Current assets for discontinued operations
Cash and cash equivalents	$ 33
Accounts receivable, net	1,115
Prepayment and other current assets	101
Cryptocurrency assets	12,553
Property and equipment, net	4
Intangible assets, net	7
Current assets of discontinued operations	13,813
Current liabilities for discontinued operations
Accounts payable	(27,250)
Accrued payroll and welfare payable	(119)
Accrued expenses and other current liabilities	(236)
Current liabilities of discontinued operations	$ (27,605)